INCOME TAXES (Schedule of Income (loss) Before Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	$ (0.4)	$ 123.2	$ 53.9
Cayman [Member]
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	(7.2)	48.5	(17.2)
PRC [Member]
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	(32.0)	18.4	62.3
Germany [Member]
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	5.9	(60.8)	0.0
Malaysia [Member]
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	31.0	63.6	0.0
South Korea [Member]
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	(19.6)	51.7	0.0
USA [Member]
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	25.1	3.2	4.5
Others [Member]
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	$ (3.6)	$ (1.4)	$ 4.3